Note 5 - Debt (Details Textual)										1 Months Ended		3 Months Ended	12 Months Ended			15 Months Ended
	Oct. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 27, 2019 USD ($) $ / shares shares	Oct. 15, 2019 USD ($)	Oct. 04, 2019 USD ($) $ / shares shares	May 24, 2018 USD ($) $ / shares shares	Jan. 08, 2018 USD ($) $ / shares shares	Jun. 21, 2017 USD ($)	Mar. 30, 2017 USD ($)	Aug. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Nov. 30, 2019 USD ($)	Jan. 01, 2019	Apr. 18, 2016 USD ($)	Feb. 24, 2016 USD ($)	Jun. 01, 2015 USD ($)	Nov. 03, 2006 USD ($) $ / shares shares
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares												$ 0.052		$ 0.052	$ 0.052	$ 0.052
Amortization of Debt Discount (Premium)														$ 572,091	$ 55,839
Class of Warrant or Right, Issued Monthly (in shares) | shares														1,620,000
Conversion from Convertible Debenture to Common Stock [Member]
Debt Conversion, Original Debt, Amount						$ 225	$ 225
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares						396,635	244,618
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares						$ 0.0006	$ 0.0009
Conversion of DAF Promissory Note into Common Stock [Member]
Debt Conversion, Original Debt, Amount	$ 250,000	$ 300,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares	7,598,784	9,129,136
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares	$ 0.0329	$ 0.0329
Amortization of Debt Discount (Premium)	$ 156,265	$ 130,370
Allocated Cost of Warrants	34,912	25,523
Amortization of Debt Issuance Costs	$ 5,796	$ 8,123
Conversion of Legacy Debt to Common Stock [Member]
Debt Conversion, Original Debt, Amount			$ 2,711,359
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares			123,330,807
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares			$ 0.022
Debt Conversion, Original Debt, Amount, Principal			$ 2,017,435
Debt Conversion, Original Debt, Amount, Accrued Interest			$ 693,924
Warrants in Connection with 4.75% Convertible Debenture Due June 2018 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares																						61
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares						$ 114,450	$ 114,450															$ 114,450
Class of Warrant or Right, Exercised During Period (in shares) | shares						0.2143	0.2143
Proceeds from Warrant Exercises						$ 23,766	$ 24,525
Warrant Issued in Connection With Credit Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares					3,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares					$ 0.052
Class of Warrant or Right, Number of Warrants Issued Per Dollar in the Event of Funding Deviation (in shares) | shares					1.2
Class of Warrant or Right, Issued During Period (in shares) | shares												570,000		2,190,000	570,000	2,190,000
Allocated Cost of Warrants														$ 135,706	$ 60,593
Amortization Expense Associated With Warrants														$ 28,216	1,485
Warrant Issued in Connection With Credit Agreement [Member] | Minimum [Member]
Class of Warrant or Right, Issued Monthly (in shares) | shares					150,000
Warrant Issued in Connection With Credit Agreement [Member] | Maximum [Member]
Class of Warrant or Right, Issued Monthly (in shares) | shares					210,000
Three Point Eight Percent Insurance Premium Finance Agreement [Member]
Debt Instrument, Interest Rate, Stated Percentage										3.80%				3.80%		3.80%
Debt Instrument, Face Amount										$ 77,151
Debt Instrument, Term (Month)										300 days
Debt Instrument, Periodic Payment, Total										$ 7,849
Six Point Three Percent Insurance Premium Finance Agreement [Member]
Debt Instrument, Interest Rate, Stated Percentage											6.30%
Debt Instrument, Face Amount											$ 61,503
Debt Instrument, Term (Month)											330 days
Debt Instrument, Periodic Payment, Total											$ 5,591
Repayments of Debt														$ 39,138
Four Point Seventy Five Percent Convertible Debenture Due June 2018 [Member]
Debt Instrument, Interest Rate, Stated Percentage																						4.75%
Debt Instrument, Face Amount																						$ 100,000
Repayments of Convertible Debt				$ 63,675
Interest Paid, Including Capitalized Interest, Operating and Investing Activities, Total				$ 26,065
Credit Agreement And Note [Member]
Debt Instrument, Interest Rate, Stated Percentage					10.00%									10.00%		10.00%		10.00%
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares					$ 0.0329
Debt Agreement, Maximum Borrowing Capacity					$ 2,500,000
Debt Instrument, Number of Tranches					16
Proceeds from Notes Payable, Total														$ 1,825,000
Debt Instrument, Period of Monthly Advance Interest Payments (Month)					1 year
Debt Instrument, Period Following Advance Interest Payments (Month)					3 years
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger					70.00%
Debt Instrument, Convertible, Threshold Trading Days					15
Debt Instrument, Unamortized Discount, Total												$ 281,837		1,049,825	281,837	$ 1,049,825
Amortization of Debt Discount (Premium)														175,506	8,415
Line of Credit Facility, Commitment Fee Percentage					3.00%
Line of Credit Facility, Commitment Fee and Debt-related Expenses to Be Amortized												$ 22,767		42,000	22,767	$ 42,000
Amortization Associated With Commitment Fee														$ 9,034	805
Credit Agreement And Note [Member] | Forecast [Member]
Proceeds from Notes Payable, Total													$ 675,000
Credit Agreement And Note [Member] | Minimum [Member]
Debt Instrument, Amount Funded in Each Monthly Tranche					$ 125,000
Credit Agreement And Note [Member] | Maximum [Member]
Debt Instrument, Amount Funded in Each Monthly Tranche					$ 175,000
Fourteen Percent Term Loan Due June 2018, One [Member] | Carlton James North Dakota Limited [Member]
Debt Instrument, Interest Rate, Stated Percentage																			14.00%
Debt Agreement, Maximum Borrowing Capacity																			$ 100,000
Debt Instrument, Interest Rate, Monthly																			1.167%
Notes Payable, Related Parties											374,993
Debt Instrument, Advances in Excess of Facility Limit											$ 274,993
Fourteen Percent Term Loan Due June 2018, Two [Member] | Co-chairman of Board of Directors [Member]
Debt Instrument, Interest Rate, Stated Percentage																				14.00%
Debt Agreement, Maximum Borrowing Capacity																				$ 300,000
Debt Instrument, Interest Rate, Monthly																				1.167%
Fourteen Percent Term Loan Two [Member] | Victor Keen [Member]
Notes Payable, Related Parties																	$ 756,500
Debt Instrument, Advances in Excess of Facility Limit																	456,500
Fourteen Percent Term Loan Due June 2018, Three [Member] | Carlton James North Dakota Limited [Member]
Debt Instrument, Interest Rate, Stated Percentage																					14.00%
Debt Instrument, Face Amount																					$ 500,000
Debt Instrument, Interest Rate, Monthly																					1.167%
Notes Payable, Related Parties																	535,941
Debt Instrument, Advances in Excess of Facility Limit																	$ 35,941
Seven Percent Convertible Promissory Note Due March 2019, Related Party [Member] | Co-chairman of Board of Directors [Member]
Debt Instrument, Interest Rate, Stated Percentage									7.00%
Debt Instrument, Face Amount									$ 250,000
Debt Instrument, Unamortized Discount, Total									$ 250,000
Amortization of Debt Discount (Premium)															21,373
Debt Instrument, Convertible, Conversion Percentage									8.00%
Seven Percent Convertible Promissory Note Due June 2019 [Member] | Co-chairman of Board of Directors [Member]
Debt Instrument, Interest Rate, Stated Percentage								7.00%
Debt Instrument, Face Amount								$ 100,000
Debt Instrument, Unamortized Discount, Total								$ 100,000
Amortization of Debt Discount (Premium)															$ 23,761
Debt Instrument, Convertible, Conversion Percentage								4.00%